UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Real Estate Income Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	25	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	29	Notes to the financial statements.
Report of Independent	35
Registered Public
Accounting Firm
Board Approval of	37
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill
Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Actual	$1,000.00	$1,016.50	$4.32
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.92	$4.33

* Expenses are equal to the Fund’s annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
MFA Mortgage Investments, Inc. Series A, 8.50%	1.0	0.8
LaSalle Hotel Properties Series A, 10.25%	0.9	0.7
Anworth Mortgage Asset Corp. Series A, 8.625%	0.9	0.7
Newcastle Investment Corp. Series B, 9.75%	0.9	0.7
Apartment Investment & Management Co.
Series T, 8.00%	0.9	0.8
	4.6
Top Five Bonds as of January 31, 2006
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Thornburg Mortgage, Inc. 8% 5/15/13	1.0	0.6
Taberna Preferred Funding II Ltd./Taberna
Preferred Funding II, Inc. Series 2005 2A
Class E1, 7.1906% 11/5/35	0.7	0.6
MeriStar Hospitality Corp. 9% 1/15/08	0.7	0.6
Banc of America Large Loan, Inc. floater Series
2003 BBA2 Class A3, 4.79% 11/15/15	0.7	0.6
Wrightwood Capital LLC 9% 6/1/14	0.7	0.6
	3.8

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Percentages are adjusted for the effect of futures and swap contacts, if applicable. For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report

6

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 13.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 0.7%
Hotels, Restaurants & Leisure 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	20,200	$ 1,228,362
Household Durables – 0.5%
KB Home	17,400	1,325,880
Ryland Group, Inc.	23,600	1,707,696
		3,033,576

TOTAL CONSUMER DISCRETIONARY		4,261,938

FINANCIALS – 13.1%
Real Estate 13.1%
Acadia Realty Trust (SBI)	75,400	1,608,282
AMB Property Corp. (SBI)	13,200	689,040
American Financial Realty Trust (SBI)	48,000	596,640
American Home Mortgage Investment Corp.	4,000	114,400
Annaly Mortgage Management, Inc.	104,000	1,292,720
Anworth Mortgage Asset Corp.	268,900	2,210,358
Apartment Investment & Management Co. Class A	20,000	850,400
AvalonBay Communities, Inc.	14,700	1,462,356
Bimini Mortgage Management, Inc.	70,600	665,758
Boston Properties, Inc.	9,300	727,818
Capital Lease Funding, Inc.	90,600	964,890
CarrAmerica Realty Corp.	22,400	824,320
CenterPoint Properties Trust (SBI)	30,600	1,518,984
Cogdell Spencer, Inc.	25,000	466,250
DiamondRock Hospitality Co.	106,300	1,381,900
Eagle Hospitality Properties Trust, Inc.	69,000	587,880
Education Realty Trust, Inc.	45,900	598,077
Equity Lifestyle Properties, Inc.	84,330	3,879,180
Equity Residential (SBI)	75,100	3,184,991
Federal Realty Investment Trust (SBI)	35,800	2,392,156
Fieldstone Investment Corp.	156,217	1,946,464
General Growth Properties, Inc.	73,840	3,810,144
Glenborough Realty Trust, Inc.	48,400	952,512
GMH Communities Trust	55,900	901,667
Health Care Property Investors, Inc.	5,000	138,750
Healthcare Realty Trust, Inc.	15,500	543,120
HomeBanc Mortgage Corp., Georgia	220,100	1,833,433
Host Marriott Corp.	118,300	2,360,085
Inland Real Estate Corp.	194,600	2,983,218
Innkeepers USA Trust (SBI)	37,500	666,000
Kimco Realty Corp.	71,900	2,522,971

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Lexington Corporate Properties Trust	72,600	$ 1,611,720
MFA Mortgage Investments, Inc.	95,000	615,600
MortgageIT Holdings, Inc.	157,500	2,118,375
Nationwide Health Properties, Inc.	38,100	871,347
Newcastle Investment Corp.	74,700	2,031,840
Origen Financial, Inc. (c)	75,000	518,250
Plum Creek Timber Co., Inc.	8,300	306,602
ProLogis Trust	56,366	2,887,067
Saxon Capital, Inc.	238,200	2,844,108
Simon Property Group, Inc.	30,604	2,535,235
Spirit Finance Corp. (c)	200,000	2,408,000
Spirit Finance Corp.	209,300	2,519,972
Sunstone Hotel Investors, Inc.	15,000	442,500
The Mills Corp.	13,000	538,850
Thornburg Mortgage, Inc. (SBI)	11,000	281,930
Trizec Properties, Inc.	83,700	1,949,373
Trustreet Properties, Inc.	76,900	1,129,661
United Dominion Realty Trust, Inc. (SBI)	98,600	2,505,426
Ventas, Inc.	93,800	2,870,280
Vornado Realty Trust	16,300	1,439,942
		77,100,842

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
American Retirement Corp. (a)	100	2,723
TOTAL COMMON STOCKS
(Cost $64,410,584)		81,365,503

Preferred Stocks 31.3%

Convertible Preferred Stocks 1.7%

FINANCIALS – 1.7%
Real Estate 1.7%
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	374,532
Equity Office Properties Trust Series B, 5.25%	74,000	3,700,000
Glenborough Realty Trust, Inc. Series A, 7.75%	24,330	615,549
Trustreet Properties, Inc. Series C, 7.50%	27,300	583,128
Windrose Medical Properties Trust 7.50%	190,000	4,911,500
		10,184,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks 29.6%

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Hilton Hotels Corp. 8.00%	4,800	$ 123,360
La Quinta Properties, Inc. (depositary shares) Series A, 9.00%	10,000	251,700
		375,060

FINANCIALS – 29.5%
Diversified Financial Services – 0.7%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	600,000
Red Lion Hotels Capital Trust 9.50%	135,000	3,550,500
		4,150,500
Real Estate 28.2%
Accredited Mortgage Loan Trust Series A, 9.75%	172,595	4,358,024
Affordable Residential Communties, Inc. Series A, 8.25%	83,000	1,630,950
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,595,780
Series C, 8.375%	65,000	1,666,600
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000	3,115,200
Series B, 9.25%	87,000	2,248,950
Annaly Mortgage Management, Inc. Series A, 7.875%	207,000	5,112,900
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,187,720
Anworth Mortgage Asset Corp. Series A, 8.625%	217,827	5,332,405
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,754,244
Series Q, 10.10%	115,940	2,950,673
Series R, 10.00%	96,800	2,485,824
Series T, 8.00%	204,400	5,134,528
Series V, 8.00%	40,000	1,004,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,590,000
Bedford Property Investors, Inc.:
Series A, 8.75% (c)	69,000	3,586,620
Series B, 7.625%	24,800	611,320
Capital Automotive (REIT) Series B, 8.00%	5,000	125,000
Capital Lease Funding, Inc. Series A, 8.125%	2,000	48,980
CBL & Associates Properties, Inc. Series B, 8.75%	60,000	3,108,000
Cedar Shopping Centers, Inc. 8.875%	110,000	2,953,500
CenterPoint Properties Trust Series D, 5.377%	2,050	1,783,500
Colonial Properties Trust:
(depositary shares) Series D, 8.125%	3,500	88,795
Series C, 9.25%	30,000	762,300

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
Colonial Properties Trust: – continued
Series E, 7.62%	78,679	$ 1,934,717
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	499,200
Cousins Properties, Inc. Series A, 7.75%	131,700	3,378,105
Crescent Real Estate Equities Co. Series B, 9.50%	53,900	1,390,620
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	7,200	187,704
Series G, 8.00%	42,800	1,104,668
Digital Realty Trust, Inc.:
Series A, 8.50%	160,000	4,107,200
Series B, 7.875%	76,100	1,879,670
Duke Realty Corp. (depositary shares) Series B, 7.99%	74,700	3,772,350
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	184,000	4,636,800
Eastgroup Properties, Inc. Series D, 7.95%	103,900	2,670,230
Entertainment Properties Trust Series A 9.50%	20,000	513,200
Equity Inns, Inc. Series B, 8.75%	60,000	1,545,000
Federal Realty Investment Trust Series B, 8.50%	11,600	296,380
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	994,000
Glimcher Realty Trust:
Series F, 8.75%	62,000	1,596,500
Series G, 8.125%	72,000	1,812,960
Hersha Hospitality Trust Series A, 8.00%	80,000	2,000,000
Highwoods Properties, Inc.:
Series A, 8.625%	214	218,815
Series B, 8.00%	30,971	782,947
Home Properties of New York, Inc. Series F, 9.00%	5,000	130,000
Host Marriott Corp.:
Class C, 10.00%	8,500	214,965
Series E, 8.875%	50,000	1,341,000
HRPT Properties Trust Series B, 8.75%	41,200	1,054,720
Impac Mortgage Holdings, Inc. Series C, 9.125%	150,000	3,253,500
Innkeepers USA Trust Series C, 8.00%	67,400	1,678,260
Kilroy Realty Corp. Series E, 7.80%	44,000	1,111,440
LaSalle Hotel Properties:
Series A, 10.25%	208,200	5,375,724
Series B, 8.375%	19,400	497,610
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,143,625
LTC Properties, Inc. Series F, 8.00%	79,300	2,010,255
MFA Mortgage Investments, Inc. Series A, 8.50%	229,400	5,611,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
Mid-America Apartment Communities, Inc. Series H, 8.30%	87,800	$ 2,260,850
Nationwide Health Properties, Inc. 7.677%	36,939	3,789,941
New Plan Excel Realty Trust (depositary shares) Series D,
7.80%	42,106	2,136,880
Newcastle Investment Corp. Series B, 9.75%	199,700	5,180,218
Omega Healthcare Investors, Inc. Series D, 8.375%	159,800	4,145,212
Parkway Properties, Inc. Series D, 8.00%	140,000	3,626,000
Prime Group Realty Trust Series B, 9.00%	60,000	1,278,000
ProLogis Trust Series C, 8.54%	6,478	370,866
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,500	554,700
Series D, 9.50%	65,800	1,673,294
RAIT Investment Trust:
Series A, 7.75%	105,900	2,583,960
Series B, 8.375%	111,300	2,810,325
Realty Income Corp. 8.25%	76,800	2,050,560
Saul Centers, Inc. 8.00%	155,800	4,005,618
Simon Property Group, Inc.:
Series G, 7.89%	29,600	1,528,840
Series J, 8.375%	17,100	1,084,995
SNH Capital Trust I Series Z, 10.125%	43,300	1,106,315
Strategic Hotel Capital, Inc. 8.50% (c)	119,500	3,002,438
Taubman Centers, Inc. Series A, 8.30%	48,727	1,235,229
The Mills Corp.:
Series B, 9.00%	40,000	1,006,800
Series C, 9.00%	63,100	1,618,515
Series E, 8.75%	44,100	1,106,910
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	327,000
Winston Hotels, Inc. Series B, 8.00%	35,600	881,100
		166,343,668

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.6%
Fannie Mae 7.00%	20,000	$ 1,094,000
MFH Financial Trust I 9.50% (c)	22,660	2,356,640
		3,450,640

TOTAL FINANCIALS		173,944,808

TOTAL NONCONVERTIBLE PREFERRED STOCKS		174,319,868

TOTAL PREFERRED STOCKS
(Cost $184,669,783)		184,504,577

Corporate Bonds 26.0%
	Principal
	Amount
Convertible Bonds 0.5%

FINANCIALS – 0.5%
Real Estate 0.5%
Affordable Resources Communities LP 7.5% 8/15/25 (c)	$ 3,000,000	2,926,200
Essex Portfolio LP 3.625% 11/1/25 (c)	400,000	420,080
		3,346,280
Nonconvertible Bonds – 25.5%

CONSUMER DISCRETIONARY – 3.8%
Hotels, Restaurants & Leisure 1.0%
Felcor Lodging LP 9% 6/1/11 (d)	1,500,000	1,661,250
Hilton Hotels Corp. 7.625% 5/15/08	1,680,000	1,750,628
HMH Properties, Inc. 7.875% 8/1/08	90,000	90,900
Host Marriott LP 7% 8/15/12	1,000,000	1,026,250
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	1,000,000	945,000
		5,474,028
Household Durables – 2.8%
Beazer Homes USA, Inc. 8.375% 4/15/12	1,000,000	1,045,000
D.R. Horton, Inc.:
4.875% 1/15/10	1,000,000	972,500
9.375% 3/15/11	1,300,000	1,365,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	420,000	406,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Household Durables – continued
K. Hovnanian Enterprises, Inc.: – continued
6.25% 1/15/16	$ 1,000,000	$ 936,250
7.75% 5/15/13	2,000,000	2,020,000
KB Home:
5.875% 1/15/15	1,000,000	940,400
6.25% 6/15/15	100,000	96,500
7.75% 2/1/10	1,500,000	1,545,000
Kimball Hill, Inc. 10.5% 12/15/12 (c)	100,000	97,000
Ryland Group, Inc. 9.125% 6/15/11	1,000,000	1,065,000
Standard Pacific Corp.:
6.5% 8/15/10	500,000	483,750
9.25% 4/15/12	1,500,000	1,552,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (c)	1,520,000	1,398,400
WCI Communities, Inc.:
7.875% 10/1/13	470,000	453,550
9.125% 5/1/12	2,250,000	2,295,000
		16,672,200

TOTAL CONSUMER DISCRETIONARY		22,146,228

FINANCIALS – 21.1%
Real Estate 20.4%
Ahold Lease Series 2001 A1 pass thru trust certificates
7.82% 1/2/20	1,433,258	1,526,419
American Health Properties, Inc. 7.5% 1/15/07	1,000,000	1,021,911
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13	1,000,000	1,012,500
8.125% 6/1/12	3,190,000	3,317,600
Archstone-Smith Trust 5% 8/15/07	300,000	300,173
Arden Realty LP:
5.2% 9/1/11	740,000	744,831
5.25% 3/1/15	400,000	399,208
7% 11/15/07	1,000,000	1,033,908
8.5% 11/15/10	1,000,000	1,145,084
Bay Apartment Communities, Inc. 6.625% 1/15/08	840,000	862,893
Brandywine Operating Partnership LP 4.5% 11/1/09	1,000,000	967,153
Camden Property Trust:
4.375% 1/15/10	2,370,000	2,291,863

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Camden Property Trust: – continued
7% 11/15/06	$ 943,000	$ 956,029
CarrAmerica Realty Corp.:
3.625% 4/1/09	1,000,000	948,930
5.25% 11/30/07	1,525,000	1,518,932
CB Richard Ellis Services, Inc. 9.75% 5/15/10	1,932,000	2,096,220
CenterPoint Properties Trust 5.75% 8/15/09	100,000	100,747
Colonial Properties Trust 7% 7/14/07	2,450,000	2,500,340
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	100,000	100,561
6.25% 6/15/14	500,000	510,979
Crescent Real Estate Equities LP 7.5% 9/15/07 (d)	1,500,000	1,526,250
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	2,500,000	2,634,375
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,505,000	1,454,644
5% 5/3/10	1,000,000	982,762
6.625% 1/15/08	550,000	562,998
7.5% 7/15/18	200,000	223,778
Duke Realty LP:
5.25% 1/15/10	200,000	199,510
6.8% 2/12/09	1,500,000	1,560,317
EOP Operating LP:
5.13% 10/1/10 (d)	3,000,000	3,024,858
8.375% 3/15/06	1,000,000	1,004,013
Evans Withycombe Residential LP 7.625% 4/15/07	1,675,000	1,702,951
Federal Realty Investment Trust 6.125% 11/15/07	1,200,000	1,215,532
First Industrial LP:
5.25% 6/15/09	1,000,000	995,201
7.375% 3/15/11	2,100,000	2,262,590
7.6% 5/15/07	1,000,000	1,024,640
Health Care REIT, Inc.:
6% 11/15/13	1,000,000	992,289
7.5% 8/15/07	450,000	462,772
8% 9/12/12	2,450,000	2,709,774
Healthcare Realty Trust, Inc. 8.125% 5/1/11	2,790,000	3,060,962
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	1,500,000	1,443,776
Highwoods/Forsyth LP:
7% 12/1/06	500,000	505,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Highwoods/Forsyth LP: – continued
7.125% 2/1/08	$ 950,000	$ 979,138
Hospitality Properties Trust 6.75% 2/15/13	610,000	645,873
HRPT Properties Trust 6.5% 1/15/13	200,000	208,193
iStar Financial, Inc.:
5.01% 3/16/09 (d)	500,000	500,203
5.125% 4/1/11	1,000,000	980,050
6.5% 12/15/13	1,000,000	1,021,250
7% 3/15/08	1,800,000	1,856,250
Liberty Property LP 7.25% 8/15/07	1,500,000	1,538,435
Mack Cali Realty LP 7.25% 3/15/09	100,000	105,051
MeriStar Hospitality Corp. 9% 1/15/08	4,000,000	4,160,000
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. III 9.125% 1/15/11	1,250,000	1,362,500
Nationwide Health Properties, Inc.:
6% 5/20/15	1,000,000	976,758
7.23% 11/8/06	300,000	304,305
8.25% 7/1/12	1,300,000	1,434,609
Omega Healthcare Investors, Inc. 7% 4/1/14	2,970,000	3,014,550
Post Apartment Homes LP:
5.125% 10/12/11	1,500,000	1,482,860
7.7% 12/20/10	2,500,000	2,746,755
Price Development Co. LP 7.29% 3/11/08	1,650,000	1,672,688
ProLogis Trust 7.1% 4/15/08	775,000	807,062
Reckson Operating Partnership LP 7.75% 3/15/09	2,600,000	2,788,464
Security Capital Industrial Trust 7.95% 5/15/08	97,000	101,883
Senior Housing Properties Trust:
7.875% 4/15/15	355,000	369,200
8.625% 1/15/12	2,500,000	2,743,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	1,000,000	1,000,105
7.75% 2/22/11	500,000	544,885
Simon Property Group LP 5.375% 8/28/08	550,000	552,122
Tanger Properties LP 9.125% 2/15/08	300,000	321,000
The Rouse Co.:
3.625% 3/15/09	1,000,000	932,332
5.375% 11/26/13	2,000,000	1,883,484
7.2% 9/15/12	3,220,000	3,350,072
Thornburg Mortgage, Inc. 8% 5/15/13	5,995,000	5,905,068

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Trustreet Properties, Inc. 7.5% 4/1/15	$ 3,500,000	$ 3,508,750
United Dominion Realty Trust:
5% 1/15/12	1,000,000	967,704
7.95% 7/12/06	2,200,000	2,229,049
United Dominion Realty Trust, Inc. 6.5% 6/15/09	325,000	338,356
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (c)	1,730,000	1,721,350
6.625% 10/15/14	2,170,000	2,202,550
6.75% 6/1/10	2,100,000	2,152,500
8.75% 5/1/09	800,000	864,000
9% 5/1/12	3,261,000	3,721,616
Vornado Realty LP:
4.5% 8/15/09	1,000,000	971,426
5.625% 6/15/07	2,700,000	2,708,608
		120,580,369
Thrifts & Mortgage Finance – 0.7%
Wrightwood Capital LLC 9% 6/1/14 (g)	4,000,000	4,000,000

TOTAL FINANCIALS		124,580,369

HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
Beverly Enterprises, Inc. 7.875% 6/15/14	1,030,000	1,143,300
Extendicare Health Services, Inc. 6.875% 5/1/14	1,500,000	1,466,250
		2,609,550

TELECOMMUNICATION SERVICES – 0.2%
Wireless Telecommunication Services – 0.2%
American Tower Corp. 7.125% 10/15/12	1,000,000	1,040,000

TOTAL NONCONVERTIBLE BONDS		150,376,147

TOTAL CORPORATE BONDS
(Cost $153,679,979)		153,722,427

Asset Backed Securities 4.3%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	35,460	35,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
ABSC NIMS Trust: continued
Series 2003-HE5 Class A, 7% 8/17/33 (c)	$ 46,629	$ 46,570
Series 2003-HE7 Class A, 7% 12/15/33 (c)	8,098	8,094
Ameriquest Mortgage Securities, Inc. Series 2004-R9
Class M9, 7.03% 10/25/34 (c)(d)	2,000,000	1,861,268
Conseco Finance Securitizations Corp. Series 2000-4
Class A4, 7.73% 4/1/31	576,410	522,492
Countrywide Home Loans, Inc. Series 2004-11N
Class N, 5.25% 4/25/36 (c)	161,506	160,755
Crest Clarendon Street Ltd./Crest Clarendon Corp.
Series 2002-1A Class D, 9% 12/28/35 (c)	500,000	564,040
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class D, 9% 6/28/38 (c)	850,000	936,199
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1
Class D, 5.612% 6/15/35 (c)	2,000,000	1,953,733
Diversified REIT Trust:
Series 2000-1A Class G, 6.971% 3/8/10 (c)	1,720,000	1,742,322
Series 2003-SMU Class D, 6.78% 3/18/11 (c)(d)	1,785,000	1,702,840
Fairfield Street Solar Corp. Series 2004-A1 Class E1,
7.765% 11/28/39 (c)(d)	550,000	552,497
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H,
6.6229% 7/25/35 (c)(d)	2,000,000	1,971,400
Green Tree Financial Corp. Series 1996-4 Class M1,
7.75% 6/15/27	1,788,179	1,469,363
GSAMP Trust Series 2005-HE3 Class B3, 7.03%
6/25/35 (d)	1,259,000	1,088,254
Guggenheim Structured Real Estate Funding
Ltd./Guggenheim Structured Real Estate Funding LLC
Series 2005-2A:
Class D, 6.08% 8/26/30 (c)(d)	735,000	728,091
Class E, 6.53% 8/26/30 (c)(d)	1,420,000	1,414,462
Park Place Securities NIM Trust Series 2004-WHQN2
Class A, 4% 2/25/35 (c)	174,531	172,785
Park Place Securities NIMS Trust Series 2004-WCW1
Class NOTE, 5.65% 9/25/34 (c)	202,497	201,484
Park Place Securities, Inc. Series 2004-WHQ2 Class
M10, 7.03% 2/25/35 (c)(d)	1,500,000	1,311,255

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Taberna Preferred Funding II Ltd./Taberna Preferred
Funding II, Inc. Series 2005-2A Class E1, 7.1906%
11/5/35 (c)(d)	$ 4,210,000	$ 4,210,000
Taberna Preferred Funding III Ltd. Series 2005-3A
Class D, 6.52% 2/5/36 (c)(d)	3,000,000	3,000,000
TOTAL ASSET BACKED SECURITIES
(Cost $25,985,148)		25,653,320

Collateralized Mortgage Obligations 2.7%

Private Sponsor 2.6%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (c)	210,843	193,289
Series 2002-R2 Class 2B3, 5.0294% 7/25/33 (c)(d) .	272,358	172,051
Series 2003-40 Class B3, 4.5% 10/25/18	265,699	232,390
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	588,591	476,005
Series 2003-R3:
Class B2, 5.5% 11/25/33	1,862,273	1,674,058
Class B3, 5.5% 11/25/33	557,624	447,557
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)	643,788	498,605
Diversified REIT Trust Series 2000-1A Class F, 6.971%
3/8/10 (c)	1,512,000	1,571,234
Residential Finance LP/Residential Finance Development
Corp.:
floater:
Series 2002-A Class B10, 20.62% 10/10/34 (d)	546,728	576,799
Series 2003-B Class B9, 16.37% 7/10/35 (c)(d)	955,962	1,013,320
Series 2004-C Class B5, 5.79% 9/10/36 (d)	392,695	395,641
Series 2005-A Class B6, 6.44% 3/10/37 (c)(d)	1,976,626	1,971,684
Series 2005-B Class B6, 6.04% 6/10/37 (c)(d)	987,809	979,166
Series 2005-D Class B6, 6.6194% 12/15/37 (c)(d)	499,219	499,219
Residential Funding Mortgage Securities I, Inc. Series
2002-S20 Class M3, 5.25% 12/25/17	85,730	78,962
Residential Funding Securities Corp. Series 2002-RM1
Class BI1, 5.5% 12/25/17 (c)	178,612	152,343
Resix Finance Ltd. floater:
Series 2003-D Class B8, 10.94% 12/10/35 (c)(d)	722,984	744,673
Series 2004-A Class B7, 8.69% 2/10/36 (c)(d)	681,526	683,229
Series 2004-B Class B7, 8.44% 2/10/36 (c)(d)	819,108	831,395
Series 2005-C Class B7, 7.54% 9/10/37 (c)(d)	1,991,072	1,951,250

TOTAL PRIVATE SPONSOR		15,142,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency 0.1%
Fannie Mae REMIC Trust:
Series 2003-W1 Subordinate REMIC Pass-Through
Certificate, Class B3, 5.75% 12/25/42	$ 333,190	$ 275,584
Series 2003-W4 Subordinate REMIC Pass-Through
Certificate, Class 2B3, 5.0438% 10/25/42 (c)(d)	83,428	53,349
Series 2003-W10 Subordinate REMIC Pass-Through
Certificate, Class 2B3, 4.9628% 6/25/43 (d)	194,769	120,122
Series 2001-W3 Subordinate REMIC Pass-Through
Certificate, Class B3, 7% 9/25/41	291,218	262,237
Series 2002-W1 Subordinate REMIC Pass-Through
Certificate, Class 3B3, 4.8609% 2/25/42 (c)(d)	169,652	110,619

TOTAL U.S. GOVERNMENT AGENCY		821,911

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,938,276)		15,964,781

Commercial Mortgage Securities 11.2%

Asset Securitization Corp. Series 1997-D4 Class B2,
7.525% 4/14/29	515,000	545,045
Banc of America Commercial Mortgage, Inc. Series
2003-2:
Class BWD, 6.947% 10/11/37 (c)	428,054	428,253
Class BWE, 7.226% 10/11/37 (c)	579,945	579,883
Class BWF, 7.55% 10/11/37 (c)	511,890	512,845
Class BWG, 8.155% 10/11/37 (c)	496,109	492,598
Class BWH, 9.073% 10/11/37 (c)	260,383	262,676
Class BWJ, 9.99% 10/11/37 (c)	428,054	430,860
Class BWK, 10.676% 10/11/37 (c)	336,329	340,441
Class BWL, 10.1596% 10/11/37 (c)	567,123	533,039
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.79% 11/15/15 (c)(d) .	4,000,000	4,002,780
Series 2005-BOCA Class M, 6.57% 12/15/16 (c)(d) .	1,790,000	1,776,191
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.27% 7/14/08 (c)(d)	3,000,000	3,001,518
Series 2005-MIB1 Class K, 6.47% 3/15/22 (c)(d)	700,000	680,567
Capital Trust RE CDO Ltd. floater Series 2005-1A
Class D, 5.99% 3/20/50 (c)(d)	2,250,000	2,230,200
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1A Class E, 8.22%
12/15/21 (c)(d)	2,000,000	1,999,996

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 1998-C1 Class F, 6% 5/17/40 (c)		$ 4,250,000	$ 3,713,773
Series 2004-FL1A Class G, 7.3495% 5/15/14 (c)(d)	.	2,000,000	2,004,184
Series 2004-TF2A Class AX, 1.4596%
11/15/19 (c)(d)(f)		40,590,371	483,025
Series 2004-TFLA Class AX, 1.0096%
2/15/14 (c)(d)(f)		18,568,514	40,851
EQI Financing Partnership I LP Series 1997-1 Class C,
7.58% 2/20/17 (c)		2,500,000	2,506,395
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.6884% 4/29/39 (c)(d)	.	3,500,000	3,561,798
weighted average coupon Series 1997-CHL1 Class D,
7.6884% 4/29/39 (c)(d)		1,750,000	1,750,000
Global Signal Trust:
Series 2004-1 Class D, 5.098% 1/15/34 (c)		3,000,000	2,938,588
Series 2004-1A:
Class F, 8.08% 1/15/34 (c)(d)		2,860,000	2,968,213
Class G, 10% 1/15/34 (c)(d)		2,640,000	2,733,659
GMAC Commercial Mortgage Securities, Inc. Series
1997-C2 Class F, 6.75% 4/15/29 (d)		2,767,000	2,418,963
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,176,367
Series 1999-C7 Class F, 6% 10/15/35 (c)		350,000	352,533
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,385,000	1,367,688
Class H, 6% 7/15/31 (c)		2,638,000	2,008,837
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		2,425,000	2,395,900
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001 A:
Class G, 6% 10/15/32 (c)(d)		2,895,000	2,265,338
Class X, 1.7164% 10/15/32 (c)(d)(f)		20,059,974	677,044
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	534,451
Class G, 4.384% 7/12/15	CAD	355,000	257,617
Class H, 4.384% 7/12/15	CAD	236,000	148,877
Class J, 4.384% 7/12/15	CAD	355,000	205,226
Class K, 4.384% 7/12/15	CAD	355,000	191,637
Class L, 4.384% 7/12/15	CAD	236,000	119,102
Class M, 4.384% 7/12/15	CAD	995,000	327,933
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		3,359,000	3,056,690
Series 2001-HRPA Class G, 6.778% 2/3/16 (c)		820,000	845,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Mezz Capital Commercial Mortgage Trust Series
2004-C1:
Class D, 6.988% 9/15/13	$ 750,000	$ 762,629
Class E, 7.983% 10/15/13	1,453,000	1,499,208
Class X, 7.8498% 1/15/18 (d)(f)	7,174,544	2,811,524
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (c)	500,000	504,411
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	555,000	561,129
Wrightwood Capital Real Estate CDO Ltd. floater Series
2005-1A Class F, 6.1438% 11/21/40 (c)(d)	250,000	247,236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $65,147,354)		66,253,602

Floating Rate Loans 2.6%

CONSUMER DISCRETIONARY – 0.3%
Specialty Retail – 0.3%
Toys ’R’ US, Inc. term loan 7.3913% 12/9/08 (d)	1,500,000	1,490,625

FINANCIALS – 2.3%
Diversified Financial Services – 0.4%
Landsource Communication Development LLC Tranche B,
term loan 7% 3/31/10 (d)	2,200,000	2,216,500
Real Estate 1.9%
Apartment Investment & Management Co. term loan:
6.35% 11/2/09 (d)	200,000	201,750
6.42% 11/2/09 (d)	2,000,000	2,020,000
Capital Automotive (REIT) term loan 6.31%
12/16/10 (d)	100,000	100,375
General Growth Properties, Inc.:
Tranche A, term loan 6.22% 11/12/07 (d)	2,475,219	2,475,219
Tranche B, term loan 6.57% 11/12/08 (d)	1,487,151	1,487,151
Lion Gables Realty LP term loan 6.1612% 9/30/06 (d) .	563,187	565,299
LNR Property Corp. Tranche B, term loan 7.2784%
2/3/08 (d)	3,919,880	3,949,279
Newkirk Master LP Tranche B, term loan 6.1706%
8/11/08 (d)	86,766	87,309
Shea Mountain House LLC Tranche B, term loan 6.34%
5/11/11 (d)	350,000	350,875
		11,237,257

TOTAL FINANCIALS		13,453,757

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Beverly Enterprises, Inc. term loan 7.025%
10/22/08 (d)	$ 195,500	$ 195,622
TOTAL FLOATING RATE LOANS
(Cost $15,081,972)		15,140,004

Preferred Securities 0.2%

FINANCIALS – 0.2%
Diversified Financial Services – 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS,
18.0472% 12/28/35 (c)(d)	500,000	554,938
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS,
34.124% 6/28/38 (c)(d)	590,000	717,153
		1,272,091

TOTAL PREFERRED SECURITIES
(Cost $1,183,725)		1,272,091

Fixed Income Funds 4.2%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $24,999,977)	251,145	24,978,882

Money Market Funds 3.3%

Fidelity Cash Central Fund, 4.46% (b)
(Cost $19,287,610)	19,287,610	19,287,610

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $570,384,408)		588,142,797

NET OTHER ASSETS – 0.4%		2,257,207
NET ASSETS 100%		$ 590,400,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Currency Abbreviation
CAD	—	Canadian dollar

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $107,938,129
or 18.3% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $4,000,000
or 0.7% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Wrightwood
Capital LLC 9%
6/1/14	1/1/05	$4,000,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$436,595
Fidelity Ultra Short Central Fund	536,439
Total	$973,034

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Ultra Short
Central Fund	$24,983,905	$—	$—	$24,978,882	0.4%

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and
U.S.Government Agency
Obligations	0.5%
AAA,AA,A	3.2%
BBB	17.2%
BB	16.7%
B	7.3%
CCC,CC,C	0.1%
Not Rated	4.8%
Equities	45.1%
Short Term Investments and Net
Other Assets	5.1%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $526,096,821)	$543,876,305
Affiliated Central Funds (cost $44,287,587)	44,266,492
Total Investments (cost $570,384,408)		$588,142,797
Receivable for investments sold		624,581
Receivable for fund shares sold		608,143
Dividends receivable		633,307
Interest receivable		3,806,628
Prepaid expenses		2,919
Other affiliated receivables		587
Other receivables		7,232
Total assets		593,826,194

Liabilities
Payable for investments purchased	$125,670
Payable for fund shares redeemed	2,838,236
Accrued management fee	285,304
Other affiliated payables	130,097
Other payables and accrued expenses	46,883
Total liabilities		3,426,190

Net Assets		$590,400,004
Net Assets consist of:
Paid in capital		$565,761,930
Undistributed net investment income		874,500
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		6,012,785
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		17,750,789
Net Assets, for 50,571,556 shares outstanding		$590,400,004
Net Asset Value, offering price and redemption price per
share ($590,400,004 ÷ 50,571,556 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006

Investment Income
Dividends		$8,301,756
Interest		10,341,365
Income from affiliated Central Funds		973,034
Total income		19,616,155

Expenses
Management fee	$1,796,441
Transfer agent fees	662,495
Accounting fees and expenses	141,055
Independent trustees’ compensation	1,383
Custodian fees and expenses	9,092
Registration fees	32,345
Audit	44,520
Legal	6,449
Miscellaneous	2,348
Total expenses before reductions	2,696,128
Expense reductions	(19,062)	2,677,066

Net investment income (loss)		16,939,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,194,671
Foreign currency transactions	6,269
Total net realized gain (loss)		11,200,940
Change in net unrealized appreciation (depreciation) on:
Investment securities	(18,452,467)
Assets and liabilities in foreign currencies	(7,583)
Total change in net unrealized appreciation
(depreciation)		(18,460,050)
Net gain (loss)		(7,259,110)
Net increase (decrease) in net assets resulting from
operations		$9,679,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,939,089	$29,546,754
Net realized gain (loss)	11,200,940	10,712,768
Change in net unrealized appreciation (depreciation) .	(18,460,050)	27,324,066
Net increase (decrease) in net assets resulting
from operations	9,679,979	67,583,588
Distributions to shareholders from net investment income .	(22,306,069)	(26,821,897)
Distributions to shareholders from net realized gain	(14,457,481)	(7,090,927)
Total distributions	(36,763,550)	(33,912,824)
Share transactions
Proceeds from sales of shares	91,428,338	342,677,417
Reinvestment of distributions	32,059,169	29,547,608
Cost of shares redeemed	(173,457,719)	(161,193,200)
Net increase (decrease) in net assets resulting from
share transactions	(49,970,212)	211,031,825
Redemption fees	51,179	148,704
Total increase (decrease) in net assets	(77,002,604)	244,851,293

Net Assets
Beginning of period	667,402,608	422,551,315
End of period (including undistributed net investment
income of $874,500 and undistributed net invest-
ment income of $6,241,480, respectively)	$590,400,004	$667,402,608

Other Information
Shares
Sold	7,751,729	29,225,235
Issued in reinvestment of distributions	2,748,575	2,535,568
Redeemed	(14,774,163)	(13,702,129)
Net increase (decrease)	(4,273,859)	18,058,674

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights

	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003 F
Selected Per Share Data
Net asset value, beginning of
period	$ 12.17	$ 11.49	$ 10.91	$ 10.00
Income from Investment
Operations
Net investment income (loss) D	.32	.60	.59	.27
Net realized and unrealized
gain (loss)	(.13)	.83	.60	.71
Total from investment opera-
tions	19	1.43	1.19	.98
Distributions from net investment
income	(.42)	(.57)	(.55)	(.07)
Distributions from net realized
gain	(.27)	(.18)	(.07)
Total distributions	(.69)	(.75)	(.62)	(.07)
Redemption fees added to paid
in capital	— H	— H	.01	— H
Net asset value, end of period .	$ 11.67	$ 12.17	$ 11.49	$ 10.91
Total ReturnB,C	1.65%	12.90%	11.31%	9.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	85%A	.85%	.85%	.97%A
Expenses net of fee waivers,
if any	85%A	.85%	.85%	.97%A
Expenses net of all reductions	.85%A	.85%	.85%	.94%A
Net investment income (loss) .	5.36%A	5.13%	5.25%	5.10%A
Supplemental Data
Net assets, end of period
(000 omitted)	$ 590,400	$667,403	$422,551	$228,545
Portfolio turnover rate	26%A	30%	61%	41%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period February 4, 2003 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Notes to Financial Statements

For the period ended January 31, 2006

1. Significant Accounting Policies.

Fidelity Real Estate Income Fund (the fund) is a non diversified fund of Fidelity Securi ties Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s

29 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Security Valuation continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. The fund follows the provisions of Emerging Issues Task Force Issue No. 99 20 (EITF 99 20), “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities). Under EITF 99 20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the

Semiannual Report

30

1. Significant Accounting Policies continued
Investment Transactions and Income continued

remaining life of the security. Investment income is recorded net of foreign taxes with held where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$26,548,761
Unrealized depreciation	(8,973,012)
Net unrealized appreciation (depreciation)	$17,575,749
Cost for federal income tax purposes	$570,567,048

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

31 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $77,554,878 and $134,890,093, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the

Semiannual Report

32

4. Fees and Other Transactions - continued

Management Fee continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .21% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in delayed delivery and when issued securities, derivatives, and mortgage dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by the fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

33 Semiannual Report

Notes to Financial Statements continued

4. Fees and Other Transactions - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,624 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,131 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $8,488 and $1,443, respectively.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

34

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2006 and the year ended July 31, 2005 and the financial highlights for the six months ended January 31, 2006, the years ended July 31, 2005 and July 31, 2004, and for the period from February 4, 2003 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2006 and the year ended July 31, 2005 and its financial highlights for the six months ended January 31, 2005, the years ended July 31, 2005 and July 31, 2004, and for the period from February 4, 2003 (commencement of operations) to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 13, 2006

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

38

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

39 Semiannual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 40

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisers
Fidelity International Investment
Advisers (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

REI-USAN-0306 1.789734.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity Real Estate Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Real Estate Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006